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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HarbourVest Partners LLC
Address: One Financial Center, 44th Floor
         Boston, MA 02110

Form 13F File Number: 28-14156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Martha D. Vorlicek
Title:   Managing Director
Phone:   617-348-3709

Signature, Place, and Date of Signing:

Martha D. Vorlicek       Boston, MA     2/13/12
--------------------  ----------------  --------
   [Signature]         [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 20
Form 13F Information Table Value Total: $80,820
                                        (thousands)

List of Other Included Managers: "NONE"

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
----  ----------------------  ----
28-   14156

[Repeat as necessary.]

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
                                                     12/31/2011                                                    Voting
                                                       Value    Shares/PRN                  Investment   Other    Authority
Name of Issuer             Title of Class    CUSIP    (x$1000)    Amount   SH/PRN  PUT/CALL Discretion  Managers    Sole
--------------             --------------  --------- ---------- ---------- ------  -------- ----------  --------  ---------
PARTNERSHIP
A123 Corp.                    Common       03739T108      253     157,352   SH                Sole        n/a        x
E-Commerce China Dangdang     Common       26833A105    1,961     445,657   SH                Sole        n/a        x
Financial Engines             Common       317485100      760      34,055   SH                Sole        n/a        x
Fusion-io, Inc.               ADR          36112J107    1,150      47,520   SH                Sole        n/a        x
Grifols S.A.                  Common       398438309    2,123     383,858   SH                Sole        n/a        x
GreenDot Corp.                Common       39304D102    1,911      61,201   SH                Sole        n/a        x
HiSoft Technologies           Common       43358R108      782      84,699   SH                Sole        n/a        x
Ironwood Pharmaceutials       Common       46333X108      205      17,143   SH                Sole        n/a        x
MaxLinear                     Common       57776J100      613     129,016   SH                Sole        n/a        x
Motricity                     Common       620107102      123     137,109   SH                Sole        n/a        x
PharmaAthene, Inc.            Common       71714G102      764     601,494   SH                Sole        n/a        x
Qihoo Technology Company      Common       74734M109    2,750     175,255   SH                Sole        n/a        x
TiVO, Inc.                    Common       888706108      226      25,205   SH                Sole        n/a        x
Vonage Holdings Corp.         Common       92886T201      756     308,723   SH                Sole        n/a        x
ZipRealty, Inc.               Common       98974V107       51      46,695   SH                Sole        n/a        x
FleetCor Tech.                Common       339041105   19,366     648,332   SH                Sole        n/a        x
Network Engines               Common       64121A107    5,668   5,890,926   SH                Sole        n/a        x
PartnersRe                    Common       G6852T105   26,521     413,036   SH                Sole        n/a        x
SelectMedical                 Common       81619Q105   11,177   1,318,079   SH                Sole        n/a        x
Magicjack VocalTech           Common       M6787E101    3,659     267,878   SH                Sole        n/a        x
                                                       ------
                                               TOTAL   80,820
                                                       ======